FUEL CONSUMPTION ACCOUNT - CCC (Details) R$ in Thousands	Dec. 31, 2016 BRL (R$)
FUEL CONSUMPTION ACCOUNT - CCC
Total asset	R$ 202,885
Noncurrent liability	R$ 482,179